Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Current:
Federal			$ 17,414	$ 25,988	$ 34,364
Foreign			1,765	1,383	1,895
State			7,579	4,473	8,192
Total			26,758	31,844	44,451
Deferred:
Federal			14,798	2,327	3,855
Foreign			(657)	(648)	(493)
State			2,868	1,399	1,054
Deferred Income Tax Expense (Benefit)			17,009	3,078	4,416
Income Tax Expense (Benefit)	$ 3,470	$ 8,258	$ 43,767	$ 34,922	$ 48,867